Segment and Related Information (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Summarized financial information concerning our reportable segments for the three months ended August 31 is shown in the following tables:

August 31, 2020:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$87,000	$(3,000)	$-	$-	$699,000	$1,721,000
Company-owned stores	77,000	(38,000)	38,000	-	25,000	1,329,000
Esports revenue	37,000	(105,000)	55,000	-	4,456,000	5,665,000
Corporate	-	(509,000)	-	-	-	414,000
Total	$201,000	$(655,000)	$93,000	$-	$5,180,000	$9,129,000

August 31, 2019:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$47,000	$500	$400	$-	$2,226,000	$2,263,000
Company-owned stores	4,000	(24,000)	7,200	97,000	-	440,000
Esports revenue	23,000	(62,500)	-	-	4,456,000	5,947,000
Corporate	-	(197,000)	1,000	-	-	1,000,000
Total	$74,000	$283,000	$8,600	$97,000	$6,682,000	$9,650,000

Summarized financial information concerning our reportable segments for the year ended May 31, 2020 is shown in the following table:

	Revenues	Net Income (loss)	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and fees	$523,000	$(124,000)	$-	$-	$699,000	$1,610,000
Company-owned stores	174,000	(330,000)	54,000	142,000	-	1,124,000
Esports revenue	165,000	(345,000)	215,000	9,000	4,456,000	5,750,000
Corporate	-	(1,856,000)	-	-	-	108,000
Total	$862,000	$(2,655,000)	$269,000	$151,000	$5,155,000	$8,592,000